SEGMENT INFORMATION (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)		Dec. 31, 2013 EUR (€)		Dec. 31, 2012 EUR (€)		Dec. 31, 2014 Domestic EUR (€)		Dec. 31, 2013 Domestic EUR (€)		Dec. 31, 2012 Domestic EUR (€)		Dec. 31, 2014 Group EUR (€)		Dec. 31, 2013 Group EUR (€)		Dec. 31, 2012 Group EUR (€)		Dec. 31, 2014 Turkish Operations EUR (€)		Dec. 31, 2013 Turkish Operations EUR (€)		Dec. 31, 2012 Turkish Operations EUR (€)		Dec. 31, 2014 Other International EUR (€)		Dec. 31, 2013 Other International EUR (€)		Dec. 31, 2012 Other International EUR (€)		Dec. 31, 2014 Retail Banking [Member] EUR (€)		Dec. 31, 2013 Retail Banking [Member] EUR (€)		Dec. 31, 2012 Retail Banking [Member] EUR (€)		Dec. 31, 2014 Corporate And Investment Banking [Member] EUR (€)		Dec. 31, 2013 Corporate And Investment Banking [Member] EUR (€)		Dec. 31, 2012 Corporate And Investment Banking [Member] EUR (€)		Dec. 31, 2014 Global Markets And Asset Management [Member] EUR (€)		Dec. 31, 2013 Global Markets And Asset Management [Member] EUR (€)		Dec. 31, 2012 Global Markets And Asset Management [Member] EUR (€)		Dec. 31, 2014 Insurance [Member] EUR (€)		Dec. 31, 2013 Insurance [Member] EUR (€)		Dec. 31, 2012 Insurance [Member] EUR (€)		Dec. 31, 2014 International [Member] EUR (€)		Dec. 31, 2013 International [Member] EUR (€)		Dec. 31, 2012 International [Member] EUR (€)		Dec. 31, 2014 Turkish Operations [Member] EUR (€)		Dec. 31, 2013 Turkish Operations [Member] EUR (€)		Dec. 31, 2012 Turkish Operations [Member] EUR (€)		Dec. 31, 2014 Other Business Segment [Member] EUR (€)		Dec. 31, 2013 Other Business Segment [Member] EUR (€)		Dec. 31, 2012 Other Business Segment [Member] EUR (€)
Segment Reporting Information [Line Items]
Net interest income		€ 3,129,000,000		€ 3,157,000,000		€ 3,365,000,000																										€ 573,000,000		€ 619,000,000		€ 940,000,000		€ 743,000,000		€ 696,000,000		€ 745,000,000		€ 189,000,000		€ (101,000,000)		€ (106,000,000)		€ 55,000,000		€ 84,000,000		€ 71,000,000		€ 315,000,000		€ 299,000,000		€ 312,000,000		€ 1,139,000,000		€ 1,299,000,000		€ 1,265,000,000		€ 115,000,000		€ 261,000,000		€ 138,000,000
Net fee and commission income / (loss)		531,000,000		529,000,000		495,000,000																										72,000,000		75,000,000		88,000,000		98,000,000		90,000,000		85,000,000		(125,000,000)		(140,000,000)		(177,000,000)		5,000,000		7,000,000		6,000,000		93,000,000		90,000,000		90,000,000		393,000,000		401,000,000		400,000,000		(5,000,000)		6,000,000		3,000,000
Other		(96,000,000)		85,000,000		(333,000,000)																										23,000,000		0		(9,000,000)		(63,000,000)		(46,000,000)		(49,000,000)		(106,000,000)		28,000,000		(469,000,000)		103,000,000		102,000,000		156,000,000		14,000,000		15,000,000		17,000,000		(24,000,000)		44,000,000		169,000,000		(43,000,000)		(58,000,000)		(148,000,000)
Total operating income / (loss)		3,564,000,000		3,771,000,000		3,527,000,000																										668,000,000		694,000,000		1,019,000,000		778,000,000		740,000,000		781,000,000		(42,000,000)		(213,000,000)		(752,000,000)		163,000,000		193,000,000		233,000,000		422,000,000		404,000,000		419,000,000		1,508,000,000		1,744,000,000		1,834,000,000		67,000,000		209,000,000		(7,000,000)
Direct costs		(1,712,000,000)		(2,177,000,000)		(1,881,000,000)																										(456,000,000)		(569,000,000)		(615,000,000)		(47,000,000)		(50,000,000)		(51,000,000)		(50,000,000)		(55,000,000)		(59,000,000)		(90,000,000)		(98,000,000)		(116,000,000)		(253,000,000)		(260,000,000)		(272,000,000)		(764,000,000)		(859,000,000)		(748,000,000)		(52,000,000)		(286,000,000)		(20,000,000)
Allocated costs and provisions		(3,275,000,000)		(1,768,000,000)		(3,621,000,000)																										(1,569,000,000)		(1,114,000,000)		(1,736,000,000)		(755,000,000)		(421,000,000)		(654,000,000)		(66,000,000)		528,000,000		(247,000,000)		(9,000,000)		14,000,000		(31,000,000)		(125,000,000)		(117,000,000)		(258,000,000)		(347,000,000)		(338,000,000)		(286,000,000)		(404,000,000)		(320,000,000)		(409,000,000)
Share of profit of equity method investments		1,000,000		(5,000,000)		2,000,000																										0		0		0		0		0		0		(2,000,000)		(4,000,000)		0		1,000,000		1,000,000		0		1,000,000		1,000,000		0		1,000,000		(3,000,000)		2,000,000		0		0		0
Profit / (loss) before tax		(1,422,000,000)		(179,000,000)		(1,973,000,000)																										(1,357,000,000)		(989,000,000)		(1,332,000,000)		(24,000,000)		269,000,000		76,000,000		(160,000,000)		256,000,000		(1,058,000,000)		65,000,000		110,000,000		86,000,000		45,000,000		28,000,000		(111,000,000)		398,000,000		544,000,000		802,000,000		(389,000,000)		(397,000,000)		(436,000,000)
Segment assets		110,918,000,000		108,075,000,000		103,130,000,000																										22,821,000,000		24,901,000,000		25,694,000,000		14,170,000,000		14,115,000,000		14,377,000,000		11,261,000,000		16,048,000,000		19,584,000,000		2,865,000,000		3,365,000,000		3,136,000,000		9,427,000,000		9,505,000,000		9,429,000,000		27,220,000,000		23,373,000,000		24,615,000,000		23,154,000,000		16,768,000,000		6,295,000,000
Deferred tax assets and Current income tax advance		4,546,000,000		2,855,000,000		1,668,000,000
Total assets		115,464,000,000		110,930,000,000		104,798,000,000
IFRS to US GAAP differences		(7,051,000,000)		(4,089,000,000)		(3,642,000,000)
Depreciation & amortization		206,000,000	[1]	226,000,000	[1]	231,000,000	[1]																									14,000,000	[1]	17,000,000	[1]	13,000,000	[1]	3,000,000	[1]	3,000,000	[1]	2,000,000	[1]	1,000,000	[1]	2,000,000	[1]	3,000,000	[1]	8,000,000	[1]	8,000,000	[1]	9,000,000	[1]	24,000,000	[1]	27,000,000	[1]	32,000,000	[1]	75,000,000	[1]	67,000,000	[1]	65,000,000	[1]	81,000,000	[1]	102,000,000	[1]	107,000,000	[1]
Credit provisions and other impairment charges		2,865,000,000		1,373,000,000		3,153,000,000																										1,287,000,000		796,000,000		1,436,000,000		694,000,000		375,000,000		608,000,000		0		(548,000,000)		227,000,000		61,000,000		(17,000,000)		29,000,000		128,000,000		114,000,000		255,000,000		342,000,000		339,000,000		286,000,000		353,000,000		314,000,000		312,000,000
Non-current asset additions		849,000,000		212,000,000		244,000,000																										5,000,000		4,000,000		12,000,000		13,000,000		27,000,000		29,000,000		32,000,000		0		6,000,000		4,000,000		3,000,000		5,000,000		37,000,000		22,000,000		17,000,000		418,000,000		102,000,000		96,000,000		340,000,000		54,000,000		79,000,000
Reconciliation Of Profit Before Tax [Abstract]
Profit / (loss) before tax		(1,422,000,000)	[2]	(179,000,000)	[2]	(1,973,000,000)	[2]
Hedging of Interest Rate Risk and Net Investment Hedge		(1,050,000,000)		559,000,000		(359,000,000)
Difference in loan interest income recognition		(51,000,000)		(82,000,000)		(54,000,000)
Redeemable non-controlling interests		23,000,000		0		0
Difference of equity in earnings of investees		0		0		46,000,000
Impairment of AFS securities		(5,000,000)		2,000,000		19,000,000
Insurance Reserves		191,000,000		(85,000,000)		32,000,000
Other		(43,000,000)		14,000,000		66,000,000
Income/(loss) before income tax expense		(2,359,000,000)		236,000,000		(2,349,000,000)
Bond's portfolio classification		(2,000,000)		7,000,000		(126,000,000)
Schedule Of Segment Reporting Information By Geographic Location [Line Items]
US GAAP total assets	121,011,000,000	108,413,000,000		106,841,000,000				70,796,000,000		72,895,000,000		65,928,000,000		108,413,000,000		106,841,000,000		101,156,000,000		27,434,000,000		23,478,000,000		24,616,000,000		10,183,000,000		10,468,000,000		10,612,000,000
Total revenue								1,941,000,000	[3]	3,268,000,000	[3]	2,410,000,000	[3]	5,185,000,000	[3]	7,051,000,000	[3]	6,220,000,000	[3]	2,590,000,000	[3]	3,092,000,000	[3]	3,004,000,000	[3]	654,000,000	[3]	691,000,000	[3]	806,000,000	[3]
Income/(loss) before income tax	(2,634,000,000)	(2,359,000,000)		236,000,000		(2,348,000,000)		(2,567,000,000)		(629,000,000)		(2,997,000,000)		(2,359,000,000)		236,000,000		(2,348,000,000)		219,000,000		830,000,000		752,000,000		(11,000,000)		35,000,000		(103,000,000)
Net income / (loss) attributable to NBG shareholders	(2,765,000,000)	(2,477,000,000)		37,000,000		(2,537,000,000)		(2,612,000,000)		(641,000,000)		(3,049,000,000)		(2,477,000,000)		37,000,000		(2,537,000,000)		161,000,000		648,000,000		602,000,000		(26,000,000)		30,000,000		(90,000,000)
Retail Banking Companies Annual Turnover		2,500,000
Total loans to legal entities		€ 5,700,000,000

[1]	Includes depreciation and amortization on investment property, property and equipment, software and other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.
[2]	*as restated in 2012 due to IAS 19 retrospective application
[3]	Total revenue includes OTTI on available for sale securities.